REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of change in the carrying amount of redeemable non-controlling interests

	Year ended December 31,
	2022	2023	2024
Balance at beginning of the year	404,673	—	—
Issuance of Series A Preferred Shares of DayOne	—	—	4,695,667
Net loss attributable to redeemable non-controlling interests	(655)	—	(120,447)
Other comprehensive income attributable to redeemable non-controlling interests	—	—	95,543
Accretion to redemption value of redeemable non-controlling interests	10,801	—	—
Adjustment to the redemption value of redeemable non-controlling interests	178,982	—	—
Reclassification to current liability	(593,801)	—	—
Deconsolidation (Note 3)	—	—	(4,670,763)
Balance at end of the year	—	—	—